Provision (Benefit) for Income Taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ (18)	$ (26)	$ (4)
State	1	(7)	8
Total current	(17)	(33)	4
Deferred:
Federal	(100)	(333)	36
State	(11)	6	11
Total Deferred	(111)	(327)	47
Total provision (benefit)	$ (128)	$ (360)	$ 51